Legg Mason & Co., LLC

100 First Stamford Place, 7th Floor

Stamford, CT 06902

June 20, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Batterymarch Global Equity Fund, Legg Mason Batterymarch S&P 500 Index Fund, Legg Mason Batterymarch U.S. Large Cap Equity Fund, Legg Mason ClearBridge Appreciation Fund, Legg Mason ClearBridge Diversified Large Cap Growth Fund, Legg Mason ClearBridge Equity Fund, Legg Mason ClearBridge Equity Income Builder Fund, Legg Mason ClearBridge Fundamental All Cap Value Fund, Legg Mason ClearBridge Large Cap Growth Fund, Legg Mason ClearBridge Large Cap Value Fund, Legg Mason ClearBridge Mid Cap Core Fund, Legg Mason ClearBridge Mid Cap Growth Fund, Legg Mason ClearBridge Small Cap Growth Fund, Legg Mason ClearBridge Small Cap Value Fund, Legg Mason Esemplia Emerging Markets Equity Fund, Legg Mason Global Currents International All Cap Opportunity Fund, Legg Mason Investment Counsel Social Awareness Fund, Legg Mason Lifestyle Allocation 30%, Legg Mason Lifestyle Allocation 50%, Legg Mason Lifestyle Allocation 70%, Legg Mason Lifestyle Allocation 85%, Legg Mason Permal Tactical Allocation Fund, Legg Mason Target Retirement 2015, Legg Mason Target Retirement 2020, Legg Mason Target Retirement 2025, Legg Mason Target Retirement 2030, Legg Mason Target Retirement 2035, Legg Mason Target Retirement 2040, Legg Mason Target Retirement 2045, Legg Mason Target Retirement 2050, and Legg Mason Target Retirement Fund, each a series of Legg Mason Partners Equity Trust (Securities Act File No. 33-43446; Investment Company Act File No. 811-06444)

Legg Mason Western Asset Corporate Bond Fund, Legg Mason Western Asset Global High Yield Bond Fund, Legg Mason Western Asset Global Inflation Management Fund, Legg Mason Western Asset Government Securities Fund, Legg Mason Western Asset Intermediate Maturity California Municipals Fund, Legg Mason Western Asset Intermediate Maturity New York Municipals Fund, Legg Mason Western Asset Massachusetts Municipals Fund, Legg Mason Western Asset Short Duration Municipal Income Fund, and Legg Mason Western Asset Short-Term Bond Fund, each a series of Legg Mason Partners Income Trust (Securities Act File No. 2-96408; Investment Company Act File No. 811-04254)

Legg Mason Capital Management Disciplined Equity Research Fund, Legg Mason BW International Opportunities Bond Fund, Legg Mason BW Absolute Return Opportunities Fund, Legg Mason BW Diversified Large Cap Value Fund, Legg Mason Strategic Real Return Fund, Legg Mason Manager Select Large Cap Growth Fund and Legg Mason Manager Select Large Cap Value Fund, each a series of Legg Mason Global Asset Management Trust

(Securities Act File No. 333-162441; Investment Company Act File No. 811-22338)

Ladies and Gentlemen:

June 20, 2011

On behalf of each Registrant listed above and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated June 1, 2011, to the Prospectus for each Fund listed above.

Any questions or comments on the Amendment should be directed to the undersigned at (203) 703-7038.

Very truly yours,

/s/ Thomas C. Mandia
Thomas C. Mandia
Assistant Secretary of each Fund listed above

Enclosures

cc:	Rosemary D. Emmens, Legg Mason & Co., LLC

Dianne E. O’Donnell, Willkie Farr & Gallagher LLP